Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TARGET PORTFOLIO TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2015
Supplement [Text Block]	tpt_SupplementTextBlock

The Target Portfolio Trust
Prudential Core Bond Fund (the "Fund")

Supplement dated June 16, 2016 to the Currently Effective Summary Prospectus and Prospectus

Effective as of July 1, 2016, the Fund's existing contractual cap on Fund expenses will be lowered. To reflect this change, the Fund's Summary Prospectus and Prospectus are hereby revised as follows, effective as of July 1, 2016:

In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses, the "Annual Fund Operating Expenses" table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class R	Class Z
Management fees	.35%	.35%	.35%	.35%	.35%
+ Distribution and service (12b-1) fees	.25%	1.00%	None	.75%	None
+ Other expenses	.38%	.38%	.32%	.38%	.38%
= Total annual Fund operating expenses	.98%	1.73%	.67%	1.48%	.73%
– Fee waiver and/or expense reimbursement	(.28)%	(.28)%	(.27)%	(.53)%	(.28)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	.70%	1.45%	.40%	.95%	.45%

(1) The manager has contractually agreed through November 30, 2017 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses) of each class of shares to .45% of the Fund's average daily net assets. The manager has also contractually agreed through November 30, 2017 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), taxes (such as deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses) of each class of shares to .40% of the Fund's average daily net assets. Separately, the distributor has contractually agreed to limit its distribution and service (12b-1) fees through November 30, 2017 for Class R shares to .50% of the average daily net assets of the Class R shares. These waivers may not be terminated prior to November 30, 2017 without the prior approval of the Fund's Board of Trustees.

In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses — Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$518	$721	$941	$1,573	$518	$721	$941	$1,573
Class C	$248	$518	$912	$2,018	$148	$518	$912	$2,018
Class Q	$41	$187	$346	$809	$41	$187	$346	$809
Class R	$97	$416	$758	$1,723	$97	$416	$758	$1,723
Class Z	$46	$205	$378	$880	$46	$205	$378	$880

PRUDENTIAL CORE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tpt_SupplementTextBlock

The Target Portfolio Trust
Prudential Core Bond Fund (the "Fund")

Supplement dated June 16, 2016 to the Currently Effective Summary Prospectus and Prospectus

Effective as of July 1, 2016, the Fund's existing contractual cap on Fund expenses will be lowered. To reflect this change, the Fund's Summary Prospectus and Prospectus are hereby revised as follows, effective as of July 1, 2016:

In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses, the "Annual Fund Operating Expenses" table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class R	Class Z
Management fees	.35%	.35%	.35%	.35%	.35%
+ Distribution and service (12b-1) fees	.25%	1.00%	None	.75%	None
+ Other expenses	.38%	.38%	.32%	.38%	.38%
= Total annual Fund operating expenses	.98%	1.73%	.67%	1.48%	.73%
– Fee waiver and/or expense reimbursement	(.28)%	(.28)%	(.27)%	(.53)%	(.28)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	.70%	1.45%	.40%	.95%	.45%

(1) The manager has contractually agreed through November 30, 2017 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses) of each class of shares to .45% of the Fund's average daily net assets. The manager has also contractually agreed through November 30, 2017 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), taxes (such as deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses) of each class of shares to .40% of the Fund's average daily net assets. Separately, the distributor has contractually agreed to limit its distribution and service (12b-1) fees through November 30, 2017 for Class R shares to .50% of the average daily net assets of the Class R shares. These waivers may not be terminated prior to November 30, 2017 without the prior approval of the Fund's Board of Trustees.

In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses — Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$518	$721	$941	$1,573	$518	$721	$941	$1,573
Class C	$248	$518	$912	$2,018	$148	$518	$912	$2,018
Class Q	$41	$187	$346	$809	$41	$187	$346	$809
Class R	$97	$416	$758	$1,723	$97	$416	$758	$1,723
Class Z	$46	$205	$378	$880	$46	$205	$378	$880

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
PRUDENTIAL CORE BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Other expenses	rr_OtherExpensesOverAssets	0.38%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.98%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.70%	[1]
1 Year	rr_ExpenseExampleYear01	$ 518
3 Years	rr_ExpenseExampleYear03	721
5 Years	rr_ExpenseExampleYear05	941
10 Years	rr_ExpenseExampleYear10	1,573
1 Year	rr_ExpenseExampleNoRedemptionYear01	518
3 Years	rr_ExpenseExampleNoRedemptionYear03	721
5 Years	rr_ExpenseExampleNoRedemptionYear05	941
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,573
PRUDENTIAL CORE BOND FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.38%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.73%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.45%	[1]
1 Year	rr_ExpenseExampleYear01	$ 248
3 Years	rr_ExpenseExampleYear03	518
5 Years	rr_ExpenseExampleYear05	912
10 Years	rr_ExpenseExampleYear10	2,018
1 Year	rr_ExpenseExampleNoRedemptionYear01	148
3 Years	rr_ExpenseExampleNoRedemptionYear03	518
5 Years	rr_ExpenseExampleNoRedemptionYear05	912
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,018
PRUDENTIAL CORE BOND FUND | Class Q
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.32%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.67%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.40%	[1]
1 Year	rr_ExpenseExampleYear01	$ 41
3 Years	rr_ExpenseExampleYear03	187
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	809
1 Year	rr_ExpenseExampleNoRedemptionYear01	41
3 Years	rr_ExpenseExampleNoRedemptionYear03	187
5 Years	rr_ExpenseExampleNoRedemptionYear05	346
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 809
PRUDENTIAL CORE BOND FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+ Other expenses	rr_OtherExpensesOverAssets	0.38%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.48%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.95%	[1]
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	416
5 Years	rr_ExpenseExampleYear05	758
10 Years	rr_ExpenseExampleYear10	1,723
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	416
5 Years	rr_ExpenseExampleNoRedemptionYear05	758
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,723
PRUDENTIAL CORE BOND FUND | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.38%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.73%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.45%	[1]
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	378
10 Years	rr_ExpenseExampleYear10	880
1 Year	rr_ExpenseExampleNoRedemptionYear01	46
3 Years	rr_ExpenseExampleNoRedemptionYear03	205
5 Years	rr_ExpenseExampleNoRedemptionYear05	378
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 880

[1]	The manager has contractually agreed through November 30, 2017 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses) of each class of shares to .45% of the Fund's average daily net assets. The manager has also contractually agreed through November 30, 2017 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), taxes (such as deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses) of each class of shares to .40% of the Fund's average daily net assets. Separately, the distributor has contractually agreed to limit its distribution and service (12b-1) fees through November 30, 2017 for Class R shares to .50% of the average daily net assets of the Class R shares. These waivers may not be terminated prior to November 30, 2017 without the prior approval of the Fund's Board of Trustees.